Document and Entity Information	Sep. 10, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001036044
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Sep. 10, 2026
Entity Registrant Name	INVE Technologies, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	000-29440
Entity Tax Identification Number	77-0444317
Entity Address, Address Line One	1900-B Carnegie Avenue
Entity Address, City or Town	Santa Ana
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92705
City Area Code	(657)
Local Phone Number	356-8384
Entity Information, Former Legal or Registered Name	Identiv, Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	INVE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false